Net profit attributable to ordinary equity holders of the parent for basic earnings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Net profit attributable to ordinary equity holders of the parent for basic earnings	€ 1,646	€ 3,027	€ (2,117)
Interest on convertible bonds	50	50	0
Net profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	€ 1,696	€ 3,077	€ (2,117)